

Sector Navigator

October 2008

DON'T GO SECTORS ALONE!

Model Trades and Highlights

Investing with the ***Sector Navigator*** gets easier

In addition to the Navigator Auto Pilot (NAP) program for Sector Navigator subscribers, the Navigator Fund **(NAVFX)** offers a simple way to follow the Sector Navigator in a single no-load fund, and you save on ETF trading commissions. NAVFX uses the Navigator's ETF Sector Rotation Portfolio and the fund managers' "best picks."

All three Sector Navigator Portfolios continue to beat the S&P 500 year-to-date through the end of September; the ProFunds/Rydex and ETF Sector Rotation Portfolios by a very wide margin.

The **Fidelity Select Funds Sector Rotation Portfolio** had a rough September, as did the markets as a whole. So far this year, this portfolio is ahead of the S&P 500 by 1.65%. Fidelity Select Food & Agriculture (FDFAX) was down for the month, but only by 4.21%.

On October 1, 2008 perform the trades detailed on page 2.*

* Funds held for less than 30 days will incur a short term redemption fee. Funds held less than 31 days constitute a "round trip;" Fidelity retail accounts are limited to four "round trip" transactions per year.

The **ETF Sector Rotation Portfolio** continues to have a stellar 2008, and is down 6.93% year-to-date for 2008. The Consumer Staples SPDR (XLP) was down a mere 2.99% in the portfolio.

On October 1, 2008 perform the trades detailed on page 3.

The **ProFunds/Rydex Sector Rotation Portfolio** remains ahead of the S&P 500 for the year after a difficult September. The portfolio remains well ahead of the S&P 500 on a year-to-date basis, by over 13%. ProFunds Bear (BRPIX) was up in September by 7.39%.

On October 1, 2008 perform the trades detailed on page 4.

You should consider the investment objectives, risks, and charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the fund. You may obtain a prospectus by call 1-800-239-9136. The prospectus should be read carefully before investing. As of September 30, 2008 the Navigator Fund's one year return is -9.30%, and the Fund's average annualized return since inception (May 3, 2004) is 1.96%. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-800-239-9136.

Contents

Market Index Update

	September 30	MTD	YTD
DJIA	10,850.66	-6.00%	-18.20%
NASDAQ	2,082.33	-12.05%	-21.49%
S&P 500	1,166.36	-9.08%	-20.57%
Wilshire 5000	11,875.41	-9.52%	-19.87%
Russell 2000	679.58	-8.10%	-11.29%
NAVFX	10.15	-9.70%	-10.02%

Sector Navigator is published monthly by The Navigator Newsletters & Prestige Financial, Inc., 1207 Route 9, Wappingers Falls, NY 12590 877-585-2785. Subscription rate: $799 per year. All numbers quoted are from reliable sources and believed to be accurate. For comparative reasons, all model portfolios were started on September 1st, 2002 with an initial value of $100,000 each. Before buying any mutual fund, you should obtain and read the prospectus carefully.

FIDELITY SELECT FUNDS

Fidelity Select Sector Rotation Model as of 9/30/2008

This portfolio involves greater than average risk and is recommended for that portion of your portfolio designated as aggressive. The portfolio utilizes our analysis/rankings and is designed to capitalize on short term trading opportunities present in the various sectors of the market. The portfolio is reallocated monthly to the top 5 funds in our proprietary timing model. Because of the frequency and timing of trades, we recommend this portfolio for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
FS Utilities Growth - 8/1/08	$53.43	FSUTX	1102.969	$45.96	$50,692.44	28.66%	-13.98%
FS Food & Agriculture - 5/1/08	$61.98	FDFAX	683.362	$59.37	$40,571.19	22.93%	-4.21%
FS Medical Equip & Sys - 9/2/08	$26.26	FSMEX	1484.161	$24.79	$36,792.35	20.80%	-5.60%
FS Environmental - 9/2/08	$17.93	FSLEX	1451.511	$16.15	$23,441.90	13.25%	-9.93%
FS Biotechnology - 9/2/08	$71.00	FBIOX	386.442	$65.73	$25,400.86	14.36%	-7.42%
					$176,898.74		

2002 Return	1.64% **	2004 Return	25.79%	2006 Return	11.36%	Monthly Model Return	-12.22%
2003 Return	30.59%	2005 Return	11.54%	2007 Return	5.20%	Year To Date Return	-18.92%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On October 1, 2008 perform the following trades:

1) Exchange Fidelity Select Utilities Growth (FSUTX) for Fidelity Select IT Services (FBSOX)

2) Exchange Fidelity Select Biotechnology (FBIOX) for Fidelity Select Chemicals (FSCHX)

The resulting portfolio:

FSMEX	21%	Hold
FBSOX	29%	Add
FSLEX	13%	Hold
FDFAX	23%	Hold
FSCHX	14%	Add

Fidelity Select Funds - Rankings

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Fidelity Sel MedSys & Equip	**FSMEX**	**24.79**	**1 +**	**26.57**	**22.24**	**2.91%**	**-5.09%**	**3.08%**	**2.74%**	**26.78%**	**72.26%**	**316.56%**	**40.45**	**4.88%**	**3.93**	**0.00%**	**0.32**
Fidelity Sel Bus Ser/Outs	**FBSOX**	**14.71**	**2 +**	**17.64**	**13.86**	**-11.97%**	**-12.28%**	**-9.70%**	**-10.94%**	**18.70%**	**54.56%**	**123.92%**	**38.89**	**7.55%**	**10.04**	**0.00%**	**-0.50**
Fidelity Sel Environmental	**FSLEX**	**16.15**	**3 +**	**19.70**	**15.84**	**-16.58%**	**-10.58%**	**-7.82%**	**-14.78%**	**3.10%**	**34.28%**	**24.40%**	**39.55**	**6.83%**	**9.03**	**0.36%**	**-0.73**
Fidelity Sel Food & Agri	**FDFAX**	**59.37**	**4 -**	**67.74**	**57.59**	**-10.76%**	**-3.64%**	**-1.07%**	**-7.54%**	**32.78%**	**73.22%**	**104.19%**	**43.09**	**4.58%**	**6.81**	**0.62%**	**-0.60**
Fidelity Sel Chemicals	**FSCHX**	**68.76**	**5 +**	**96.92**	**66.43**	**-16.80%**	**-18.08%**	**-22.10%**	**-16.20%**	**31.99%**	**109.90%**	**207.17%**	**35.22**	**9.63%**	**9.83**	**0.60%**	**-0.53**
Fidelity Sel Utilities Growth	FSUTX	45.96	6 -	66.26	45.28	-28.49%	-15.51%	-26.14%	-23.90%	7.46%	67.02%	37.52%	35.89	6.46%	12.37	1.70%	-1.26
Fidelity Sel Cyclical Industries	FCYIX	17.75	7 +	23.23	17.16	-19.99%	-14.33%	-11.43%	-21.11%	13.22%	81.31%	146.29%	37.01	7.51%	10.30	0.25%	-0.84
Fidelity Sel Health Care	FSPHX	99.20	8	123.49	96.54	-17.52%	-8.15%	-4.21%	-16.63%	0.55%	32.23%	50.45%	39.48	5.10%	12.57	0.25%	-1.06
Fidelity Sel Biotechnology	FBIOX	65.73	9 -	74.39	57.02	-1.42%	-8.26%	0.80%	-6.53%	10.14%	33.49%	125.41%	43.33	6.80%	10.67	0.00%	-0.40
Fidelity Sel Pharmaceuticals	FPHAX	9.83	10 -	12.00	9.58	-14.88%	-5.39%	-1.31%	-13.18%	10.59%	29.05%	--	42.91	5.39%	13.00	0.76%	-0.84
Fidelity Sel Industrial Equip	FSCGX	26.32	11 +	36.28	25.20	-25.50%	-15.91%	-14.66%	-25.40%	11.15%	61.84%	88.73%	37.54	7.82%	11.50	0.48%	-0.95
Fidelity Sel Transport	FSRFX	40.21	12 +	50.24	38.61	-9.48%	-10.80%	-2.97%	-16.08%	5.99%	53.62%	208.86%	39.14	9.33%	12.59	0.23%	-0.59
Fidelity Sel Industrial Mat	FSDPX	43.90	13 -	64.99	42.46	-24.93%	-21.23%	-28.72%	-24.31%	25.76%	87.50%	197.90%	34.41	9.99%	10.68	0.53%	-0.78
Fidelity Sel Defense & Aero	FSDAX	60.99	14 +	89.25	59.43	-26.54%	-12.96%	-6.39%	-29.74%	5.86%	79.13%	187.08%	36.71	7.15%	17.41	0.23%	-1.25
Fidelity Sel Multimedia	FBMPX	29.44	15 +	41.55	28.19	-19.69%	-11.35%	-8.03%	-26.41%	-12.20%	5.20%	61.24%	39.43	7.15%	15.30	0.00%	-1.07
Fidelity Sel Software Comp	FSCSX	59.32	16 -	84.84	55.72	-26.97%	-13.33%	-16.06%	-20.01%	14.58%	34.68%	120.30%	39.80	8.56%	16.87	0.00%	-0.96
Fidelity Sel Computers	FDCPX	34.94	17 +	52.80	33.45	-27.74%	-15.09%	-14.24%	-26.74%	-1.69%	9.50%	15.90%	36.63	8.55%	20.36	0.00%	-1.12
Fidelity Sel Medical Delivery	FSHCX	37.12	18 +	52.80	35.42	-28.77%	-9.62%	-3.53%	-23.64%	-14.62%	82.03%	130.89%	41.49	6.38%	19.88	0.06%	-1.13
Fidelity Sel Develop Comm	FSDCX	16.63	19 +	26.12	15.86	-25.96%	-20.88%	-16.97%	-32.12%	-14.98%	15.09%	31.10%	35.09	9.11%	21.05	0.00%	-1.12
Fidelity Sel Natural Res	FNARX	28.67	20 -	46.06	26.98	-27.51%	-22.45%	-37.37%	-20.75%	29.19%	173.55%	309.40%	39.40	12.30%	13.67	0.05%	-0.60
Fidelity Sel Retail	FSRPX	35.95	21 +	46.49	33.07	-12.12%	-7.30%	0.00%	-19.32%	-2.16%	25.99%	51.92%	41.85	9.36%	14.58	0.00%	-0.60
Fidelity Sel Leisure	FDLSX	61.29	22 -	83.48	58.90	-19.99%	-7.74%	-0.33%	-22.99%	3.02%	32.89%	81.47%	40.66	8.11%	17.36	0.65%	-0.93
Fidelity Sel Consumer Ind	FSCPX	17.73	23 +	24.07	16.85	-15.61%	-8.37%	-0.67%	-23.33%	-8.54%	8.02%	23.98%	42.22	8.40%	15.94	0.00%	-0.82
Fidelity Sel Energy Service	FSESX	72.87	24 -	118.05	68.32	-25.27%	-24.55%	-37.94%	-24.14%	29.25%	184.51%	406.73%	37.75	12.27%	14.14	0.00%	-0.59
Fidelity Sel Technology	FSPTX	55.00	25 -	91.43	52.42	-32.37%	-20.37%	-19.67%	-34.08%	-10.60%	2.60%	41.88%	35.38	9.14%	23.43	0.00%	-1.23
Fidelity Sel Natural Gas	FSNGX	33.52	26 -	57.69	31.23	-27.96%	-22.57%	-40.29%	-20.23%	2.00%	151.61%	322.21%	39.69	12.57%	15.38	0.00%	-0.62
Fidelity Sel Const & Housing	FSHOX	29.80	27 +	37.85	27.59	-9.58%	-8.28%	-0.90%	-16.44%	-16.74%	38.57%	129.07%	45.59	11.81%	12.76	0.42%	-0.45
Fidelity Sel Electronics	FSELX	31.02	28 -	51.76	29.58	-31.97%	-17.54%	-19.30%	-38.56%	-26.19%	-13.44%	44.00%	37.11	9.02%	21.65	0.29%	-1.20
Fidelity Sel Network & Infra	FNINX	1.71	29 -	2.97	1.62	-31.05%	-18.57%	-18.96%	-37.59%	-25.00%	-21.56%	--	36.35	8.86%	27.91	0.00%	-1.36
Fidelity Sel Energy	FSENX	47.19	30 -	76.79	43.96	-27.84%	-22.53%	-37.94%	-21.27%	16.63%	175.13%	286.59%	39.91	12.61%	13.93	0.02%	-0.58
Fidelity Sel Paper & Forest	FSPFX	25.94	31 +	33.93	23.82	-17.20%	-6.89%	5.23%	-20.53%	3.12%	6.23%	70.98%	43.46	9.36%	17.35	3.76%	-0.64
Fidelity Sel Wireless	FWRLX	5.78	32 -	9.67	5.48	-33.10%	-17.43%	-17.19%	-38.47%	-6.34%	83.79%	--	37.68	9.32%	23.95	0.31%	-1.26
Fidelity Sel Gold Portfolio	FSAGX	31.02	33 -	47.76	25.58	-21.90%	-8.50%	-28.72%	-19.93%	43.83%	81.07%	272.85%	47.37	12.54%	17.67	0.00%	-0.61
Fidelity Sel Telecom	FSTCX	34.84	34 +	60.89	33.36	-32.89%	-15.68%	-14.38%	-40.84%	-5.32%	32.43%	-1.31%	39.66	9.03%	24.77	0.84%	-1.29
Fidelity Sel Broker/Inv Mngt	FSLBX	46.26	35 -	68.25	42.84	-27.90%	-9.77%	-6.75%	-27.69%	-2.86%	40.39%	184.99%	45.30	10.80%	19.59	1.31%	-0.85
Fidelity Sel Air Transportation	FSAIX	25.85	36 +	45.90	24.17	-33.09%	-12.49%	-1.49%	-41.51%	-11.31%	18.05%	108.40%	38.03	11.22%	28.24	0.00%	-1.10
Fidelity Sel Automotive	FSAVX	26.22	37 -	46.21	25.37	-29.87%	-7.58%	-7.28%	-38.67%	-22.78%	-2.26%	32.96%	40.25	10.36%	27.20	0.29%	-1.18
Fidelity Sel Insurance	FSPCX	40.22	38 -	70.05	36.80	-36.09%	-10.86%	-8.67%	-40.53%	-28.30%	-0.68%	70.13%	44.98	11.08%	23.59	0.39%	-1.06
Fidelity Sel Banking	FSRBX	18.87	39 +	30.30	13.97	-22.41%	-1.92%	9.26%	-34.85%	-27.22%	-12.86%	19.83%	47.58	16.03%	24.65	1.94%	-0.61
Fidelity Sel Financial Services	FIDSX	66.12	40 -	112.85	58.54	-30.77%	-6.17%	-2.75%	-38.82%	-25.45%	-6.60%	37.01%	47.37	13.48%	25.14	1.08%	-0.84
Fidelity Sel Home Finance	FSVLX	14.39	41 -	39.80	13.07	-49.32%	-21.24%	-24.66%	-62.09%	-62.97%	-57.05%	-30.41%	42.24	17.54%	35.29	1.84%	-1.00

TOP 10 MARKET SECTORS LAST MONTH

Dow Footwear Index	DJ-FT	347.39	1	416.14	298.95	-5.41%	8.27%	7.13%	-7.09%	40.87%	100.12%	247.60%	58.32	9.93%	17.55	0.00%	-0.39
Dow Banks Index	DJ-BK	344.29	2	536.79	226.28	-16.43%	7.91%	27.01%	-33.22%	-26.73%	-15.96%	3.23%	52.26	18.37%	27.49	0.00%	-0.49
Dow Soft Drinks Index	DJ-SD	333.92	3	398.67	307.31	-11.48%	2.79%	6.57%	-7.19%	22.16%	36.19%	27.48%	51.71	5.30%	13.14	0.00%	-0.54
Dow Auto Manuf & Parts	DJ-AP	96.48	4	205.79	86.86	-34.93%	2.78%	0.05%	-47.78%	-47.05%	-54.30%	-67.08%	48.16	14.76%	37.19	0.00%	-1.00
PHLX Bank Sector Index	BKX-X	67.71	5	110.50	48.47	-23.58%	2.54%	16.48%	-36.12%	-29.58%	-22.86%	3.69%	49.19	18.36%	26.71	0.00%	-0.56
Dow Home Construction Index	DJ-HB	320.64	6	413.42	238.25	-1.08%	1.03%	22.12%	-8.16%	-66.66%	-31.53%	80.67%	50.31	20.08%	21.89	0.00%	-0.21
Dow Forest Products Index	DJ-FS	195.00	7	287.15	195.00	-28.46%	0.00%	0.00%	-27.04%	-23.27%	3.37%	38.02%	28.76	8.71%	22.25	0.00%	-0.77
Dow Insurance Prop/Casualty	DJ-IP	303.46	8	397.62	270.36	-14.64%	0.00%	3.56%	-20.51%	-11.95%	15.22%	36.44%	50.07	10.02%	14.41	0.00%	-0.51
Dow Household Prod Nondur	DJ-HN	520.79	9	561.80	452.00	-5.66%	-0.12%	14.68%	-1.51%	18.92%	52.76%	117.19%	49.76	5.29%	9.89	0.00%	-0.13
Dow Consumer Electr Index	DJ-CE	427.80	10	1394.41	409.05	-61.99%	-1.50%	-19.75%	-68.74%	-42.07%	35.90%	436.49%	44.55	15.28%	53.01	0.00%	-1.32

ETF SECTORS

Sector Rotation Model as of 9/30/2008

This portfolio applies our proprietary ranking system to the various Exchange Traded Funds. Approximately 80% of the model is invested in the top four domestic ETF's while the remaining portion is invested in the highest ranked international ETF. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur Price	Symbol	Shares	NAV	Value	Model Pct	Return*
Consumer Staples Select - 9/2/08	$28.45	XLP	1848.401	$27.60	$51,015.86	26.97%	-2.99%
iShares Biotechnology - 9/2/08	$85.18	IBB	431.285	$81.36	$35,089.31	18.55%	-4.48%
iShares Investment Grade - 9/2/08	$100.98	LQD	375.215	$89.79	$33,690.56	17.81%	-11.08%
US Oil Fund - 8/1/08	$89.19	USO	314.469	$82.01	$25,789.61	13.63%	-8.05%
iShares Switzerland - 9/2/08	$22.94	EWL	2071.892	$21.03	$43,571.89	23.03%	-8.33%
					$189,157.23		

2002 Return	-0.51% **	2004 Return	13.90%	2006 Return	14.56%	Monthly Model Return	-8.24%
2003 Return	29.17%	2005 Return	10.74%	2007 Return	9.45%	Year To Date Return	-6.93%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On October 1, 2008 perform the following trades:

1) Exchange Consumer Staples SPDR (XLP) for iShares Lehman 7-10 Yr Treasuries (IEF)

2) Exchange iShares Biotechnology (IBB) for Health Care Select SPDR (XLV)

3) Exchange US Oil Fund (USO) for iShares Lehman 1-3 Yr Treasuries (SHY)

The resulting portfolio:

IEF	27%	Add
LQD	18%	Hold
XLV	18%	Add
SHY	14%	Add
EWL	23%	Hold

ETF Rankings - Domestic

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
iShares Lehman 7-10 Yr Treas	**IEF**	**88.96**	**1 +**	**91.90**	**80.05**	**4.97%**	**-0.14%**	**2.11%**	**10.45%**	**19.66%**	**25.80%**	**–**	**46.23**	**2.62%**	**2.68**	**3.96%**	**1.18**
iShares GS InvestTop Corp Bd	**LQD**	**89.79**	**2 +**	**104.26**	**81.80**	**-11.21%**	**-10.73%**	**-10.25%**	**-10.17%**	**-4.09%**	**2.72%**	**–**	**40.62**	**5.35%**	**3.88**	**5.04%**	**-0.59**
Health Care Select Sect SPDR	**XLV**	**30.05**	**3 +**	**36.19**	**29.87**	**-13.72%**	**-7.43%**	**-1.29%**	**-13.51%**	**0.46%**	**16.03%**	**–**	**36.14**	**4.95%**	**11.19**	**1.55%**	**-0.82**
iShares Lehman 1-3 Yr TBond	**SHY**	**83.56**	**4 +**	**84.00**	**78.40**	**3.72%**	**0.78%**	**1.69%**	**6.40%**	**16.44%**	**18.47%**	**–**	**56.06**	**0.85%**	**0.83**	**3.16%**	**2.53**
iShares DJ US Utilities	IDU	78.84	5 +	103.64	78.84	-21.39%	-13.10%	-19.85%	-16.46%	3.93%	69.04%	–	35.13	5.74%	9.87	2.53%	-1.01
iShares Lehman 20+ Yr TBond	TLT	94.88	6	98.49	84.04	5.02%	1.47%	3.87%	11.94%	18.26%	35.82%	–	50.39	4.11%	3.60	4.45%	0.80
Biotechnology Holders Trust	BBH	182.85	7 +	204.78	156.18	15.15%	-8.56%	8.21%	5.97%	8.08%	59.75%	–	42.21	6.72%	7.09	1.69%	0.19
Consumer Staples Select Sector	XLP	27.60	8 -	28.95	26.26	-2.58%	-1.25%	3.88%	0.78%	26.37%	49.75%	–	47.46	4.83%	4.78	2.17%	0.04
iShares DJ US Healthcare	IYH	62.02	9 +	72.47	60.67	-11.36%	-6.45%	0.94%	-11.28%	3.24%	23.37%	–	41.17	4.76%	10.33	1.13%	-0.70
iShares DJ US Cons Goods	IYK	57.41	10 +	65.06	54.83	-8.96%	-2.46%	4.45%	-8.60%	12.98%	42.72%	–	44.70	5.38%	8.70	1.69%	-0.51
iShares Nasdaq Biotechnology	IBB	81.36	11 -	90.32	69.64	0.45%	-5.29%	5.88%	-1.75%	6.03%	13.78%	–	45.20	6.69%	8.95	0.21%	-0.23
Retail Holders Trust	RTH	90.14	12 +	101.09	84.58	-2.66%	-5.81%	1.64%	-9.09%	1.35%	17.44%	–	43.63	8.44%	6.98	0.96%	-0.25
Pharmaceuticals Holders Trust	PPH	66.40	13 +	81.45	65.85	-14.26%	-5.56%	-0.78%	-14.61%	2.18%	-0.13%	–	40.73	4.83%	12.77	2.67%	-0.94
iShares DJ US Industrial	IYJ	57.42	14 +	76.72	55.60	-20.28%	-13.22%	-10.54%	-23.03%	7.08%	42.71%	–	38.46	7.28%	10.97	1.28%	-0.91
iShares DJ US Basic Materials	IYM	57.03	15 -	88.27	55.14	-25.11%	-23.05%	-32.14%	-21.93%	24.47%	66.58%	–	33.49	10.56%	11.22	1.48%	-0.71
Software Holders Trust	SWH	39.62	16 +	45.83	37.23	-9.31%	-6.20%	-1.42%	-7.93%	14.01%	32.52%	–	45.82	7.13%	11.44	0.40%	-0.44
iShares DJ US Consum Svcs	IYC	52.98	17 +	68.75	51.85	-13.60%	-8.59%	-2.80%	-20.94%	-7.11%	9.12%	–	39.37	7.31%	13.05	0.87%	-0.81
US Oil Fund	USO	82.01	18 -	117.48	60.76	8.25%	-11.69%	-27.85%	31.11%	–	–	–	44.63	11.09%	11.82	0.00%	0.46
iShares DJ US Energy	IYE	37.56	19 -	51.64	36.18	-17.17%	-12.68%	-25.46%	-12.86%	27.29%	176.33%	–	42.21	9.93%	11.30	0.95%	-0.42
Oil Service Holders Trust	OIH	146.70	20 -	223.87	139.13	-21.27%	-20.25%	-33.82%	-17.60%	28.61%	179.32%	–	38.33	11.95%	12.64	7.06%	-0.43
iShares DJ US Technology	IYW	47.43	21 +	66.87	45.62	-23.84%	-13.36%	-12.39%	-24.23%	-1.83%	12.49%	–	39.07	7.87%	17.35	0.28%	-1.03
Internet Architect Holders Trust	IAH	42.95	22 -	56.16	41.56	-15.31%	-11.25%	-8.13%	-19.12%	23.95%	33.21%	–	41.12	7.94%	15.54	0.49%	-0.81
Consumer Discretionary SPDR	XLY	27.90	23 +	37.56	26.56	-13.96%	-8.21%	-1.70%	-23.06%	-11.15%	6.21%	–	40.42	8.45%	14.59	1.32%	-0.78
Wireless Holders Trust	WMH	48.48	24 -	77.10	45.58	-32.02%	-22.63%	-18.91%	-34.07%	-9.33%	53.88%	–	33.96	9.18%	18.64	2.48%	-1.19
Broadband Holders Trust	BDH	11.21	25 -	16.07	10.60	-19.41%	-20.32%	-12.40%	-28.31%	-32.36%	10.49%	–	37.48	9.85%	15.45	0.41%	-0.82
iShares GM Sachs Semicond	IGW	40.54	26	68.75	39.00	-31.58%	-17.37%	-20.82%	-39.69%	-30.96%	-21.88%	–	37.75	9.65%	20.06	0.31%	-1.10
US Natural Gas	UNG	33.32	27 -	63.48	31.80	-8.08%	-9.36%	-47.09%	-12.89%	–	–	–	41.13	12.20%	20.99	0.00%	-0.40
iShares DJ US Telecom	IYZ	20.37	28 +	33.27	19.81	-29.37%	-13.99%	-14.60%	-38.04%	-6.48%	21.73%	–	38.91	8.63%	22.56	2.08%	-1.22
Internet Infras Holders Trust	IIH	2.53	29 -	4.39	2.36	-32.24%	-21.18%	-35.46%	-25.65%	5.89%	12.31%	–	40.15	11.83%	16.30	37.70%	-0.84
iShares DJ US Real Estate	IYR	61.95	30 -	77.21	55.56	-2.47%	-1.07%	3.21%	-15.22%	8.96%	68.47%	–	49.88	11.70%	14.14	3.82%	-0.36
Regional Bank Hldrs SM Trust	RKH	107.26	31 +	149.30	75.41	-16.34%	3.55%	19.85%	-25.28%	-10.35%	8.60%	–	49.62	15.79%	20.99	2.59%	-0.46
iShares DJ US Financial Sector	IYF	69.44	32	111.48	58.50	-24.74%	-3.20%	3.11%	-34.83%	-21.45%	-2.57%	–	48.99	13.25%	24.03	2.07%	-0.75

ETF Rankings - International

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Barclays MSCI Switzerland	**EWL**	**21.03**	**1**	**27.02**	**20.31**	**-17.75%**	**-8.17%**	**-11.60%**	**-19.67%**	**20.67%**	**72.98%**	**68.05%**	**40.24**	**6.35%**	**10.41**	**2.48%**	**-0.97**
iShares MSCI Canada Index	EWC	26.34	2 +	35.86	25.80	-17.71%	-13.30%	-20.57%	-18.26%	26.27%	125.33%	278.05%	38.65	8.27%	13.55	1.53%	-0.80
iShares MSCI Germany Index	EWG	23.90	3 -	34.65	23.16	-30.00%	-12.77%	-18.82%	-27.20%	32.70%	111.89%	58.20%	38.34	7.76%	14.12	4.80%	-1.12
Short MSCI EAFE	EFZ	95.32	4 +	100.58	67.15	32.66%	9.82%	18.56%	--	--	--	--	55.27	7.77%	5.40	1.31%	1.64
Barclays MSCI Japan	EWJ	10.66	5	14.43	10.24	-19.41%	-6.57%	-14.51%	-24.53%	-10.21%	25.47%	43.40%	44.60	7.74%	12.96	1.37%	-0.89
iShares MSCI Italy Index	EWI	21.54	6	33.26	21.13	-31.99%	-13.25%	-19.96%	-32.75%	-7.34%	48.83%	52.11%	36.73	8.00%	16.35	7.43%	-1.28
Barclays MSCI France	EWQ	26.75	7 +	38.08	25.51	-27.01%	-12.32%	-16.98%	-27.15%	10.76%	73.21%	82.63%	41.47	8.33%	14.22	4.09%	-1.03
Barclays Netherlands	EWN	20.11	8 +	30.82	19.10	-30.91%	-16.90%	-19.20%	-33.12%	15.21%	65.30%	18.45%	36.21	8.55%	15.13	5.57%	-1.17
Barclays MSCI Mexico	EWW	46.67	9 -	62.38	43.71	-15.86%	-10.61%	-18.04%	-18.35%	49.85%	225.96%	509.53%	44.03	9.76%	11.51	2.68%	-0.69
Barclays MSCI Spain	EWP	46.47	10 -	66.09	44.43	-25.50%	-7.13%	-14.14%	-20.57%	31.51%	127.58%	138.71%	44.86	8.44%	15.38	3.79%	-0.95
Barclays MSCI Austria	EWO	21.86	11 +	39.55	21.31	-40.11%	-26.02%	-37.24%	-40.09%	-13.92%	112.75%	174.51%	27.62	9.02%	17.75	2.86%	-1.46
iShares MSCI UK Index	EWU	16.65	12 +	25.73	15.66	-29.29%	-13.28%	-19.64%	-31.53%	-0.86%	47.36%	30.09%	40.45	8.59%	18.32	5.11%	-1.19
UltraShort MSCI EAFE	EFU	120.25	13 +	136.00	64.84	63.64%	16.72%	35.37%	--	--	--	--	53.71	15.85%	11.18	1.49%	1.64
Barclays S&P Latin Am	ILF	38.75	14 -	60.38	34.86	-21.34%	-17.41%	-29.49%	-17.82%	70.44%	325.35%	--	44.21	13.32%	14.28	2.45%	-0.53
Barclays MSCI Singapore	EWS	9.74	15 -	15.15	9.21	-28.62%	-13.42%	-21.51%	-31.02%	36.62%	106.66%	240.15%	40.48	10.10%	17.69	4.22%	-1.01
iShares MSCI Sweden Index	EWD	20.43	16 +	35.54	19.82	-30.43%	-15.93%	-20.29%	-40.07%	1.27%	80.79%	85.28%	37.78	9.74%	18.62	6.45%	-1.17
Barclays MSCI Brazil	EWZ	56.31	17 -	99.78	50.99	-29.74%	-23.26%	-36.94%	-21.78%	79.29%	388.63%	--	42.01	15.08%	16.74	1.68%	-0.60
Barclays MSCI Belgium	EWK	13.81	18 +	25.90	12.96	-40.51%	-21.13%	-27.16%	-43.78%	-17.06%	48.40%	16.44%	34.39	9.83%	20.30	6.72%	-1.37
Barclays MSCI Malaysia	EWM	8.66	19 -	13.75	8.04	-30.68%	-6.98%	-16.73%	-23.29%	32.75%	71.43%	465.61%	46.44	8.92%	20.15	5.07%	-0.97
iShares MSCI Pacific ex-Japan	EPP	35.90	20 -	57.61	33.86	-29.98%	-12.67%	-20.86%	-31.86%	18.95%	98.08%	--	42.52	10.04%	20.79	4.45%	-1.08

PROFUNDS/RYDEX SECTOR FUNDS

PROFUNDS/RYDEX SECTOR ROTATION MODEL AS OF 9/30/2008

This portfolio applies our proprietary ranking system to the ProFunds and Rydex mutual funds. The model invests in the top five funds from the rankings below. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
Rydex Consumer Products - 9/2/08	$35.75	RYCIX	1430.852	$34.69	$49,636.25	25.26%	-2.97%
Rydex Biotechnology - 9/2/08	$24.74	RYOIX	1608.599	$23.36	$37,576.87	19.12%	-5.58%
ProFunds Bear - 5/1/08	$28.83	BRPIX	1599.646	$30.96	$49,525.05	25.20%	7.39%
ProFunds Short Small Cap - 8/1/08	$15.79	SHPIX	2003.261	$16.69	$33,434.42	17.01%	5.70%
ProFunds Europe - 9/2/08	$16.30	UEPIX	1847.452	$14.26	$26,344.67	13.41%	-12.52%
					$196,517.27		

2002 Return	4.92% **	2004 Return	23.71%	2006 Return	14.37%	Monthly Model Return	-3.86%
2003 Return	20.46%	2005 Return	12.24%	2007 Return	5.61%	Year To Date Return	-7.29%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On October 1, 2008 perform the following trades:

1) Exchange Rydex Biotechnology (RYOIX) for Rydex Utilities (RYUIX)
2) Exchange ProFunds Short Small Cap (SHPIX) for Rydex Health Care (RYHIX)
3) Exchange ProFunds Europe (UEPIX) for Rydex Gov't Long Bond (RYGBX)

The resulting portfolio:

RYUIX	19%	Add
RYHIX	17%	Add
RYCIX	25%	Hold
RYGBX	14%	Add
BRPIX	25%	Hold

Name	Symbol	NAV	Rank/	Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Rydex Utilities	**RYUIX**	**25.92**	**1**	**+**	**33.64**	**25.59**	**-20.54%**	**-11.69%**	**-17.45%**	**-16.34%**	**0.38%**	**40.62%**	**–**	**37.97**	**5.79%**	**10.14**	**2.50%**	**-0.97**
Rydex Health Care	**RYHIX**	**14.16**	**2**	**+**	**16.49**	**13.75**	**-10.78%**	**-6.84%**	**-0.77%**	**-12.48%**	**2.24%**	**26.65%**	**38.62%**	**41.21**	**4.99%**	**9.42**	**0.00%**	**-0.69**
Rydex Consumer Products	**RYCIX**	**34.69**	**3**	**-**	**39.67**	**33.85**	**-10.22%**	**-2.12%**	**1.82%**	**-7.88%**	**14.78%**	**43.59%**	**68.31%**	**43.88**	**4.57%**	**8.67**	**0.93%**	**-0.57**
Rydex Gov't Long Bond	**RYGBX**	**11.72**	**4**	**+**	**12.41**	**10.07**	**5.74%**	**1.56%**	**4.51%**	**14.69%**	**14.26%**	**30.29%**	**51.66%**	**49.42**	**6.05%**	**5.47**	**3.45%**	**0.65**
ProFunds Bear	**BRPIX**	**30.96**	**5**	**-**	**32.51**	**23.80**	**21.32%**	**7.87%**	**6.94%**	**27.10%**	**12.71%**	**-9.90%**	**-11.31%**	**54.88**	**7.41%**	**5.25**	**3.40%**	**1.21**
Rydex Biotechnology	RYOIX	23.36	6	-	26.51	19.65	1.43%	-6.52%	6.04%	-2.38%	7.95%	24.59%	159.59%	44.58	7.12%	9.97	0.00%	-0.23
Rydex Basic Materials	RYBIX	38.10	7	-	57.48	36.76	-25.75%	-20.49%	-29.91%	-23.71%	30.11%	85.14%	70.25%	35.93	10.11%	11.17	0.17%	-0.78
ProFunds Utilities	UTPIX	19.60	8	+	30.30	19.20	-32.30%	-18.44%	-28.39%	-26.42%	-7.37%	78.77%	–	37.54	9.12%	15.70	0.25%	-1.00
Rydex Transportation	RYPIX	23.43	9	+	29.67	22.66	-7.68%	-11.28%	-4.17%	-17.53%	3.13%	29.38%	9.69%	38.56	9.89%	11.66	0.00%	-0.55
ProFunds Europe	UEPIX	14.26	10	-	21.14	13.76	-28.45%	-14.51%	-20.91%	-29.49%	-3.58%	42.37%	–	38.02	7.59%	15.74	6.80%	-1.24
ProFunds Short OTC	SOPIX	17.28	11	+	18.18	12.92	24.59%	14.89%	11.84%	25.46%	7.29%	-14.36%	–	59.45	8.38%	9.82	8.85%	1.22
ProFunds Short Small Cap	SHPIX	16.69	12	-	18.67	14.34	5.70%	5.83%	-2.45%	10.97%	-2.21%	-31.19%	–	53.61	8.70%	9.56	5.37%	0.51
Rydex Energy Services	RYVIX	48.43	13	-	76.17	45.76	-19.78%	-22.10%	-36.18%	-19.87%	24.88%	172.85%	197.85%	37.60	11.47%	12.89	0.00%	-0.49
ProFunds Healthcare	HCPIX	13.78	14	+	17.96	13.09	-18.85%	-9.88%	0.44%	-19.65%	-7.79%	12.50%	–	42.14	7.67%	16.35	0.46%	-0.77
Rydex Technology	RYTIX	10.31	15	-	14.95	9.81	-25.29%	-15.56%	-15.84%	-28.35%	-9.00%	2.45%	-6.78%	37.83	8.06%	17.06	0.00%	-1.08
Rydex Energy	RYEIX	23.01	16	-	35.00	21.57	-20.05%	-18.17%	-33.92%	-15.11%	13.74%	155.04%	189.72%	40.93	11.25%	12.92	0.00%	-0.49
Rydex Retailing	RYRIX	10.66	17	+	13.95	9.93	-12.55%	-7.47%	-0.37%	-20.98%	-11.46%	3.90%	18.95%	41.08	9.15%	13.42	0.00%	-0.62
ProFunds Biotechnology	BIPIX	58.52	18	-	71.45	47.67	14.57%	-11.65%	7.12%	1.51%	3.50%	54.20%	–	44.03	10.53%	12.16	0.00%	-0.08
Rydex Telecommunications	RYMIX	13.99	19	+	22.54	13.37	-30.64%	-18.00%	-17.46%	-37.12%	-11.02%	13.16%	-48.27%	37.19	8.45%	20.26	0.09%	-1.28
ProFunds Pharmaceuticals	PHPIX	7.86	20	+	10.88	7.53	-21.95%	-7.42%	-0.63%	-23.13%	-9.73%	-20.10%	–	44.06	8.02%	19.96	3.20%	-0.89
Rydex Internet	RYIIX	32.59	21		51.22	30.75	-28.11%	-16.59%	-16.29%	-32.11%	-9.68%	14.84%	–	37.58	9.16%	20.64	0.31%	-1.13
ProFunds Energy	ENPIX	38.58	22		69.80	38.58	-35.03%	-26.08%	-42.63%	-31.78%	7.61%	216.73%	–	35.42	15.13%	16.86	0.14%	-0.65
Rydex Leisure	RYLIX	25.54	23	+	39.43	24.62	-27.79%	-11.90%	-8.26%	-32.58%	-10.70%	14.89%	1.31%	39.65	8.51%	20.23	0.00%	-1.17
ProFunds Basic Materials	BMPIX	39.19	24	-	76.99	36.73	-38.77%	-33.02%	-45.23%	-35.84%	15.83%	65.12%	–	34.37	16.39%	16.44	0.88%	-0.73
Rydex Electronics	RYSIX	8.47	25	+	14.00	8.12	-30.40%	-18.16%	-19.87%	-38.27%	-27.11%	-29.12%	2.72%	36.55	9.63%	20.71	0.00%	-1.08
ProFunds Technology	TEPIX	20.09	26	-	38.13	20.09	-40.89%	-25.84%	-25.37%	-41.88%	-22.64%	-12.08%	–	30.26	12.09%	26.37	0.19%	-1.11
ProFunds Ultra Short Mid Cap	UIPIX	15.53	27	-	16.90	11.21	20.29%	18.01%	16.24%	27.75%	-9.78%	–	–	55.75	14.82%	16.89	1.51%	0.66
Rydex Europe Advantage	RYEUX	16.89	28	-	27.85	16.14	-34.25%	-14.31%	-20.93%	-36.39%	-3.39%	49.83%	–	40.78	9.94%	20.66	0.83%	-1.14
Rydex Precious Metals	RYPMX	46.89	29	-	80.76	40.72	-30.64%	-13.39%	-33.84%	-28.79%	13.26%	32.64%	80.24%	43.29	13.56%	19.55	0.00%	-0.75
ProFunds Internet	INPIX	56.95	30	-	113.08	53.64	-39.82%	-23.31%	-26.68%	-43.87%	-25.01%	10.23%	–	35.85	13.78%	27.34	0.00%	-1.05
ProFunds Semiconductor	SMPIX	10.06	31		22.01	9.52	-47.05%	-28.04%	-30.62%	-52.89%	-50.79%	-54.29%	–	34.65	14.49%	28.49	0.51%	-1.01
ProFunds Telecom	TCPIX	12.37	32	+	25.44	11.93	-44.30%	-19.88%	-23.36%	-50.65%	-9.60%	19.49%	–	38.22	12.48%	29.13	3.69%	-1.17
Rydex Financial Services	RYFIX	8.81	33		13.85	7.83	-23.52%	-5.06%	-0.23%	-33.36%	-24.84%	-2.23%	20.12%	47.77	13.07%	22.58	1.57%	-0.73
ProFunds Wireless	WCPIX	5.07	34	+	21.51	4.79	-62.67%	-36.94%	-42.58%	-76.19%	-75.01%	-42.79%	–	35.06	20.74%	52.83	0.27%	-1.04
ProFunds Real Estate	REPIX	32.71	35	-	50.94	29.02	-12.49%	-4.38%	-0.27%	-30.10%	-9.87%	58.33%	–	48.89	19.50%	23.54	0.85%	-0.43
Rydex Banking	RYKIX	6.53	36		10.56	4.81	-21.42%	2.19%	12.01%	-35.20%	-33.85%	-20.76%	-1.83%	49.03	15.79%	25.22	0.94%	-0.61

TOP 10 MARKET SECTORS LAST 3 MONTHS

Name	Symbol	NAV	Rank	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Airlines Index	DJ-AR	66.47	1	126.59	47.38	-26.57%	-6.90%	29.85%	-43.74%	-32.34%	-50.90%	-62.42%	42.43	19.66%	39.03	0.00%	-0.67
Dow Banks Index	DJ-BK	344.29	2	536.79	226.28	-16.43%	7.91%	27.01%	-33.22%	-26.73%	-15.96%	3.23%	52.26	18.37%	27.49	0.00%	-0.49
Dow Home Construction Index	DJ-HB	320.64	3	413.42	238.25	-1.08%	1.03%	22.12%	-8.16%	-66.66%	-31.53%	80.67%	50.31	20.08%	21.89	0.00%	-0.21
PHLX Bank Sector Index	BKX-X	67.71	4	110.50	48.47	-23.58%	2.54%	16.48%	-36.12%	-29.58%	-22.86%	3.69%	49.19	18.36%	26.71	0.00%	-0.56
Dow Household Prod Nondur	DJ-HN	520.79	5	561.80	452.00	-5.66%	-0.12%	14.68%	-1.51%	18.92%	52.76%	117.19%	49.76	5.29%	9.89	0.00%	-0.13
Dow Recreation Products & Serv	DJ-RP	136.38	6	224.19	113.85	-22.65%	-1.88%	13.84%	-34.71%	-39.90%	-26.40%	-37.98%	49.03	11.50%	32.68	0.00%	-0.96
Dow Furnishings Index	DJ-FH	168.33	7	226.92	134.15	-13.68%	-1.70%	13.51%	-21.53%	-24.49%	-23.06%	-10.14%	46.59	10.64%	22.56	0.00%	-0.64
Dow Water Utilities Index	DJ-WU	587.73	8	789.37	484.59	-16.13%	-2.79%	11.33%	-21.60%	-26.77%	44.53%	189.24%	52.13	8.32%	21.28	0.00%	-0.80
Dow Footwear Index	DJ-FT	347.39	9	416.14	298.95	-5.41%	8.27%	7.13%	-7.09%	40.87%	100.12%	247.60%	58.32	9.93%	17.55	0.00%	-0.39
Dow Soft Drinks Index	DJ-SD	333.92	10	398.67	307.31	-11.48%	2.79%	6.57%	-7.19%	22.16%	36.19%	27.48%	51.71	5.30%	13.14	0.00%	-0.54

TOP 10 MARKET SECTORS LAST 12 MONTHS

Name	Symbol	NAV	Rank	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Railroads Index	DJ-RR	565.32	1	660.53	427.23	18.99%	-13.86%	-5.18%	23.78%	82.28%	210.29%	242.43%	42.48	9.90%	6.46	0.00%	0.55
Dow Distillers & Brewers Index	DJ-DB	441.33	2	469.94	330.57	18.13%	-4.06%	1.51%	23.46%	49.87%	37.68%	146.57%	41.13	6.50%	6.13	0.00%	0.88
Dow Biotechnology Index	DJ-BT	512.06	3	581.13	437.79	12.06%	-7.42%	5.84%	4.37%	13.48%	57.83%	138.62%	44.68	6.99%	7.60	0.00%	0.07
Dow Retailers Broadline Index	DJ-RB	365.17	4	398.31	324.44	6.43%	-2.53%	3.35%	2.96%	17.23%	17.97%	88.55%	46.13	8.07%	5.69	0.00%	0.14
Dow Medical Supplies Index	DJ-MS	407.86	5	443.72	381.36	-1.95%	-4.43%	1.31%	0.28%	37.61%	76.11%	108.20%	41.67	5.17%	6.79	0.00%	-0.08
Dow Industrial Transport	DJ-IT	392.46	6	463.51	349.45	2.69%	-10.27%	-5.38%	-0.39%	28.96%	84.04%	162.80%	40.43	8.59%	7.10	0.00%	-0.05
Dow Chemicals Spec Index	DJ-CX	341.85	7	462.06	329.88	-12.73%	-15.63%	-17.92%	-1.00%	75.83%	128.83%	179.38%	38.37	11.50%	9.56	0.00%	-0.11
Dow Household Prod Nondur	DJ-HN	520.79	8	561.80	452.00	-5.66%	-0.12%	14.68%	-1.51%	18.92%	52.76%	117.19%	49.76	5.29%	9.89	0.00%	-0.13
Dow Trucking Index	DJ-TK	322.35	9	392.79	274.91	3.35%	-7.38%	-6.97%	-1.72%	19.28%	77.42%	247.51%	39.87	11.44%	8.46	0.00%	0.07
Dow Tobacco Index	DJ-TB	300.91	10	350.05	293.25	-10.06%	-7.19%	-1.01%	-2.69%	24.55%	107.01%	104.80%	40.22	6.27%	7.64	0.00%	-0.28